Annual Operating Expenses - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 29, 2023
Fidelity Advisor Real Estate Fund - Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual operating expenses	1.11%
Fidelity Advisor Real Estate Fund - Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual operating expenses	1.87%
Fidelity Advisor Real Estate Fund - Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.31%
Fidelity Advisor Real Estate Fund - Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual operating expenses	0.84%
Fidelity Advisor Real Estate Fund - Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.65%